Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 29, 2019
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2019
Prospectus Date	rr_ProspectusDate	Nov. 29, 2019
Emerald Select trueLiberty Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EMERALD SELECT trueLIBERTY INCOME FUND (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to seek to provide current income, with capital appreciation as a secondary investment objective.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund's primary investment objective is to seek to provide current income, with capital appreciation as a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 15 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 21 of the Fund’s statement of additional information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/21
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. Because the Fund was not in operation during the most recent fiscal year, no historical portfolio turnover information is available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2021. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A –Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Emerald Select trueLiberty Income Fund (the “Fund”) will seek to achieve its investment objective by investing up to 25% of its net assets, plus any borrowings for investment purposes, in exchange-traded master limited partnership (“MLP”) securities. Utilizing the portfolio managers' trueMLP strategy, the Fund’s MLP investments, which typically is expected to comprise 20-50 different holdings, may include the following: MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”) which are treated in the same manner as MLPs for federal income tax purposes; MLPs that are taxed as “C” corporations; businesses that operate and have the economic characteristics of MLPs but are organized and taxed as “C” corporations; securities issued by MLP affiliates; and private investments in public equities (“PIPEs”) issued by MLPs. MLPs, also known as publicly traded partnerships, predominately operate, or directly or indirectly own, energy-related assets.

In addition, the Fund will, under normal circumstances, invest up to 25% of its net assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary, which will also be managed by the Adviser and by the Sub-Adviser, is expected to invest primarily in one or more total return swaps, the reference asset for which will be indices of MLPs or individual MLPs. In addition to the total return swap, the Subsidiary is expected to hold cash, cash equivalents, and equity securities of U.S. issuers and non-U.S. issuers (which may include issuers in emerging markets). When it enters into a total return swap, the Subsidiary agrees with the swap counterparty to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Subsidiary is subject to the oversight of an independent director who is not a member of the Fund’s board.

The remaining balance of the Fund’s portfolio is expected to be invested in a basket of other non-MLP equity securities, one or more total return swaps, the reference assets for which will be the aforementioned non-MLP equity securities, options on MLPs, exchange-traded notes, cash, cash equivalents, and U.S. Treasuries. The basket of non-MLP equity securities, the related total return swap, exchange-traded notes, and the options on MLPs are expected to comprise, in the aggregate, not more than 25% of the Fund’s portfolio. The Fund complies with applicable investment policies on an aggregate basis with the Subsidiary. The Fund and the Subsidiary may invest in equity securities of issuers of any market capitalization.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration Risk – Energy Infrastructure Companies. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. The Fund will invest 25% or more of its assets, directly or indirectly through derivatives held by the Subsidiary, in the energy infrastructure industry. Any market price movements, regulatory or technological changes, or economic conditions affecting energy infrastructure companies may have a significant impact on the Fund’s performance. In particular, energy infrastructure companies can be affected by general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates. Additional risks inherent in energy infrastructure companies include, but are not limited to: risks associated with sustained declines in demand for crude oil, natural gas and refined petroleum products, construction risk, acquisition risk, changes in the regulatory environment or other regulatory exposure, weather risk, risks associated with terrorist activity and interest rate risks.

MLP Risk: Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, as described in more detail in the Prospectus. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP Tax Risk: MLPs are treated as partnerships for U.S. federal income tax purposes and do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and reduced distributions.

Equity Securities Risk: MLP common units and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, investor sentiment towards the natural resources sector, changes in an issuer’s financial condition, and poor performance of a particular issuer.

Liquidity and Valuation Risk: Although common units of MLPs trade on the NYSE, the NASDAQ, and NYSE MKT, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Derivatives Risk: The Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Swap Contract Risk: The Fund may, directly or indirectly through the Subsidiary, enter into total return swap contracts, and related instruments. Each swap exposes the Fund and/or Subsidiary to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund or Subsidiary may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Total return swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference does not perform as anticipated.

Exchange-Traded Notes Risk: The value of an exchange-traded note or ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

Non-Diversified Risk: An underlying investment (such as another fund) in which the Fund invests that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Foreign Securities Risk. The Fund may invest, directly or indirectly through the Subsidiary, in securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. Such risks include adverse political and economic developments or social instability; the imposition of foreign withholding taxes or exchange controls; expropriation or nationalization; currency blockage (which could prevent cash from being brought back to the United States); the impact of exchange rate and foreign currency fluctuations on the market value of foreign securities; more limited availability of public information regarding security issuers; the degree of governmental supervision regarding securities markets; different accounting, auditing and financial standards; and difficulties in enforcing legal rights (particularly with regard to depository receipts in which the holders may not have the same rights as shareholders).

Emerging Markets Risk. To the extent that the Fund or Subsidiary invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Small and Medium Capitalization Stocks: Investment in securities of small or medium-sized companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. In addition, the Subsidiary is not registered under the Investment Company Act of 1940 (the “1940”) Act, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the statement of additional information and could adversely affect the Fund.

Options Risk: When the Fund purchases an option on a security it may lose the entire premium paid if the underlying security does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

New Fund Risk: The Fund was recently formed and therefore has limited performance history for investors to evaluate.

New Sub-Adviser Risk: The Sub-Adviser is a newly-formed and newly-registered investment adviser, and has limited experience managing a registered investment company.

Please see “What are the Principal and Non-Principal Risks of Investing in The Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the investments made by the Fund can result in an investment loss, which may be significant.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	An underlying investment (such as another fund) in which the Fund invests that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-828-9909
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emeraldmutualfunds.com
Emerald Select trueLiberty Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ESTAX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Fund Expenses	rr_Component1OtherExpensesOverAssets	0.68%
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 582
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	582
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 939
Emerald Select trueLiberty Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ESTCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Fund Expenses	rr_Component1OtherExpensesOverAssets	0.68%
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 395

[1]	The Fund intends to invest a portion of its assets in a wholly owned Cayman subsidiary (the "Subsidiary"). The Subsidiary has entered into a separate advisory agreement with Emerald Mutual Fund Advisers Trust ("Emerald" or the "Adviser"), and a separate sub-advisory agreement with Liberty Cove, LLC, the Subsidiary's investment sub-adviser and the Fund1s investment sub-adviser ("Liberty Cove" or the "Sub-Adviser"), for the management of the Subsidiary's portfolio.
[2]	Other Expenses are based on estimated amounts for the Fund's first fiscal year.
[3]	The Adviser has agreed contractually to waive a portion of its fees and reimburse other expenses until in amounts necessary to limit the Fund's operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A and Institutional Class shares to an annual rate (as percentage of the Fund's average daily net assets) of 1.06% and 0.76%, respectively. This agreement (the "Expense Agreement") is in effect through August 31, 2021. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expense more than three years after the date on which the fees and expenses were deferred. The Adviser may not discontinue this waiver, prior to August 31, 2021, without the approval by the Fund's Board of Trustees.